SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Investment, Cost (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2023	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Investment Cost [Abstract]
Gain (loss) on investments		$ (930,000)
Impairment loss on investment, cost		$ (126,637)	$ (618,630)	$ 0
Waton Securities International Limited ("WSI") [Member]
Investment Cost [Abstract]
Proceeds from sale of investment	$ 3,500,000
Gain (loss) on investments				0
Waton Securities International Limited ("WSI") [Member] | Series C Preferred Shares [Member]
Investment Cost [Abstract]
Total consideration				$ 6,800,000
Waton Securities International Limited ("WSI") [Member] | Series C Preferred Shares [Member] | Maximum [Member]
Investment Cost [Abstract]
Percentage of preferred shares subscription and shareholder agreements to acquired				1.00%
Waton Securities International Limited ("WSI") [Member] | Zhou Kai [Member]
Investment Cost [Abstract]
Proceeds from sale of investment	2,000,000
Waton Securities International Limited ("WSI") [Member] | Third Party [Member]
Investment Cost [Abstract]
Proceeds from sale of investment	$ 1,300,000